UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 33-19446

Name of Registrant: Vanguard Fenway Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (96.7%)[1]
Consumer Discretionary (7.5%)
Home Depot Inc.	2,582,600	90,546
McDonald's Corp.	1,151,005	88,351
Stanley Black & Decker Inc.	843,900	56,432
Genuine Parts Co.	581,800	29,870
Mattel Inc.	915,700	23,286
Nordstrom Inc.	511,200	21,665
VF Corp.	120,400	10,376
Williams-Sonoma Inc.	273,000	9,743
Limited Brands Inc.	309,000	9,495
Comcast Corp. Class A Special Shares	402,600	8,378
Time Warner Inc.	224,200	7,212
H&R Block Inc.	302,200	3,599
Cracker Barrel Old Country Store Inc.	54,700	2,996
McGraw-Hill Cos. Inc.	80,800	2,942
Family Dollar Stores Inc.	52,900	2,630
Comcast Corp. Class A	66,900	1,470
Brinker International Inc.	41,900	875
		369,866
Consumer Staples (15.0%)
Philip Morris International Inc.	1,817,855	106,399
PepsiCo Inc./NC	1,374,700	89,809
Kraft Foods Inc.	2,055,189	64,759
Procter & Gamble Co.	957,800	61,615
Sysco Corp.	2,068,500	60,814
Altria Group Inc.	2,317,755	57,063
Wal-Mart Stores Inc.	959,500	51,746
Kimberly-Clark Corp.	792,788	49,977
General Mills Inc.	1,124,500	40,021
Coca-Cola Co.	540,382	35,541
Unilever NV	1,000,000	31,400
Reynolds American Inc.	385,000	12,559
Sara Lee Corp.	717,200	12,558
Colgate-Palmolive Co.	153,100	12,305
Dr Pepper Snapple Group Inc.	289,200	10,168
Hershey Co.	210,700	9,935
Lorillard Inc.	111,000	9,109
Corn Products International Inc.	197,000	9,062
Herbalife Ltd.	106,600	7,288
Hormel Foods Corp.	47,400	2,430
Del Monte Foods Co.	49,900	938
		735,496
Energy (13.1%)
Chevron Corp.	2,172,600	198,250
Exxon Mobil Corp.	2,637,300	192,839
ConocoPhillips	1,556,900	106,025
Occidental Petroleum Corp.	655,500	64,304
Marathon Oil Corp.	1,287,000	47,658

Total SA ADR	614,300	32,853
		641,929
Exchange-Traded Fund (1.0%)
2 Vanguard Value ETF	963,400	51,378

Financials (10.8%)
Marsh & McLennan Cos. Inc.	3,040,100	83,116
JPMorgan Chase & Co.	1,210,500	51,349
Chubb Corp.	817,662	48,765
M&T Bank Corp.	495,900	43,168
ACE Ltd.	645,500	40,182
PNC Financial Services Group Inc.	650,082	39,473
BlackRock Inc.	206,600	39,374
Wells Fargo & Co.	1,130,900	35,047
Toronto-Dominion Bank	402,900	29,940
National Bank of Canada	294,800	20,329
Credit Suisse Group AG ADR	442,600	17,886
Travelers Cos. Inc.	280,000	15,599
New York Community Bancorp Inc.	581,100	10,954
Ameriprise Financial Inc.	165,900	9,548
RenaissanceRe Holdings Ltd.	142,800	9,095
Allied World Assurance Co. Holdings Ltd.	146,300	8,696
Hudson City Bancorp Inc.	589,500	7,510
Validus Holdings Ltd.	224,600	6,875
American Financial Group Inc./OH	198,600	6,413
Endurance Specialty Holdings Ltd.	84,200	3,879
American Express Co.	67,600	2,901
Axis Capital Holdings Ltd.	6,200	222
		530,321
Health Care (10.9%)
Johnson & Johnson	2,613,805	161,664
Pfizer Inc.	7,575,867	132,653
Merck & Co. Inc.	3,477,714	125,337
AstraZeneca plc ADR	712,600	32,915
Bristol-Myers Squibb Co.	815,732	21,601
Eli Lilly & Co.	574,749	20,139
Cardinal Health Inc.	326,600	12,512
Abbott Laboratories	260,900	12,500
Hill-Rom Holdings Inc.	200,501	7,894
Medtronic Inc.	140,200	5,200
Baxter International Inc.	35,900	1,817
National Healthcare Corp.	5,500	254
Owens & Minor Inc.	7,100	209
		534,695
Industrials (14.5%)
General Electric Co.	7,112,972	130,096
3M Co.	1,316,500	113,614
Eaton Corp.	629,100	63,860
Waste Management Inc.	1,633,300	60,220
Illinois Tool Works Inc.	996,400	53,208
Tyco International Ltd.	1,261,500	52,277
Republic Services Inc. Class A	1,189,400	35,515
Caterpillar Inc.	261,900	24,530
United Technologies Corp.	231,500	18,224
Schneider Electric SA	113,889	17,143
PACCAR Inc.	283,700	16,290
United Parcel Service Inc. Class B	219,500	15,931

Northrop Grumman Corp.	214,813	13,916
Honeywell International Inc.	234,262	12,453
Rockwell Automation Inc.	168,000	12,047
Parker Hannifin Corp.	111,900	9,657
Deere & Co.	116,100	9,642
Pitney Bowes Inc.	370,500	8,959
Tyco Electronics Ltd.	240,700	8,521
RR Donnelley & Sons Co.	380,910	6,654
CSX Corp.	101,900	6,584
Boeing Co.	74,000	4,829
Emerson Electric Co.	70,500	4,030
Raytheon Co.	77,600	3,596
Timken Co.	61,100	2,916
Lockheed Martin Corp.	40,500	2,831
Deluxe Corp.	100,500	2,314
Textainer Group Holdings Ltd.	8,000	228
		710,085
Information Technology (8.6%)
Microsoft Corp.	5,022,300	140,223
Intel Corp.	4,845,000	101,890
Analog Devices Inc.	1,729,800	65,162
Maxim Integrated Products Inc.	1,573,406	37,164
Xilinx Inc.	1,060,000	30,719
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,707,100	21,407
Accenture plc Class A	265,600	12,879
Texas Instruments Inc.	208,778	6,785
Applied Materials Inc.	192,700	2,707
		418,936
Materials (4.8%)
Sherwin-Williams Co.	669,900	56,104
EI du Pont de Nemours & Co.	1,063,027	53,024
PPG Industries Inc.	422,000	35,477
Nucor Corp.	746,100	32,694
Packaging Corp. of America	1,044,600	26,992
Eastman Chemical Co.	127,400	10,712
Lubrizol Corp.	87,300	9,331
Valspar Corp.	254,000	8,758
		233,092
Telecommunication Services (3.8%)
AT&T Inc.	4,847,605	142,423
Verizon Communications Inc.	1,082,298	38,724
Qwest Communications International Inc.	435,724	3,316
		184,463
Utilities (6.7%)
Xcel Energy Inc.	1,543,300	36,345
Dominion Resources Inc./VA	748,270	31,966
PG&E Corp.	646,200	30,914
Northeast Utilities	963,700	30,723
UGI Corp.	905,900	28,608
NextEra Energy Inc.	494,166	25,692
American Electric Power Co. Inc.	673,900	24,247
Exelon Corp.	396,800	16,523
Entergy Corp.	170,600	12,084
DTE Energy Co.	217,700	9,866
NiSource Inc.	558,100	9,834
Pinnacle West Capital Corp.	232,400	9,633

Alliant Energy Corp.			255,100	9,380
CMS Energy Corp.			498,900	9,279
Portland General Electric Co.			369,000	8,007
Ameren Corp.			237,000	6,681
Unisource Energy Corp.			185,400	6,645
IDACORP Inc.			140,500	5,196
DPL Inc.			181,194	4,658
Atmos Energy Corp.			142,510	4,446
Avista Corp.			107,400	2,419
PPL Corp.			58,300	1,534
Integrys Energy Group Inc.			21,900	1,062
Southwest Gas Corp.			22,787	836
				326,578
Total Common Stocks (Cost $4,026,583)				4,736,839
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.3%)[1]
Money Market Fund (2.4%)
3 Vanguard Market Liquidity Fund	0.211%		115,957,022	115,957

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.7%)
Goldman Sachs & Co.
(Dated 12/31/10, Repurchase Value
$34,200,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
12/1/40)	0.170%	1/31/11	34,200	34,200

U.S. Government and Agency Obligations (0.2%)
[4,5] Fannie Mae Discount Notes	0.260%	1/12/11	100	100
[4,5] Fannie Mae Discount Notes	0.240%	2/16/11	500	500
[4,5] Federal Home Loan Bank Discount Notes	0.250%	3/18/11	400	400
[4,5] Freddie Mac Discount Notes	0.195%	3/14/11	2,000	1,999
[4,5] Freddie Mac Discount Notes	0.250%	3/21/11	300	300
[4,5] Freddie Mac Discount Notes	0.271%	6/7/11	9,000	8,990
[4,5] Freddie Mac Discount Notes	0.281%	6/21/11	250	250
				12,539
Total Temporary Cash Investments (Cost $162,695)				162,696
Total Investments (100.0%) (Cost $4,189,278)				4,899,535
Other Assets and Liabilities-Net (0.0%)				(1,137)
Net Assets (100%)				4,898,398

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.3% and 0.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $12,539,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
ADR—American Depositary Receipt.

Equity Income Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2011	263	82,385	1,059
E-mini S&P 500 Index	March 2011	721	45,171	203

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized

Equity Income Fund

gain (loss) for tax purposes.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,719,696	17,143	—
Temporary Cash Investments	115,957	46,739	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(157)	—	—
Total	4,835,501	63,882	—
1 Represents variation margin on the last day of the reporting period.

E. At December 31, 2010, the cost of investment securities for tax purposes was $4,189,278,000.

Net unrealized appreciation of investment securities for tax purposes was $710,257,000, consisting of unrealized gains of $831,980,000 on securities that had risen in value since their purchase and $121,723,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Equity Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (96.6%)[1]
Consumer Discretionary (14.4%)
* Amazon.com Inc.	80,266	14,448
Home Depot Inc.	282,390	9,900
Walt Disney Co.	235,555	8,836
Starbucks Corp.	272,770	8,764
* O'Reilly Automotive Inc.	127,000	7,673
* CarMax Inc.	227,190	7,243
Coach Inc.	129,086	7,140
NIKE Inc. Class B	83,578	7,139
* Bed Bath & Beyond Inc.	141,280	6,944
* Dollar General Corp.	189,554	5,814
Omnicom Group Inc.	118,700	5,436
McDonald's Corp.	54,972	4,220
Bayerische Motoren Werke AG ADR	51,701	1,352
		94,909
Consumer Staples (11.0%)
Walgreen Co.	332,990	12,973
Colgate-Palmolive Co.	132,710	10,666
Brown-Forman Corp. Class B	115,680	8,054
PepsiCo Inc.	99,540	6,503
* Whole Foods Market Inc.	126,929	6,421
Mead Johnson Nutrition Co.	96,855	6,029
Kraft Foods Inc.	182,409	5,748
* Anheuser-Busch InBev NV ADR	98,875	5,645
Costco Wholesale Corp.	64,338	4,646
Estee Lauder Cos. Inc. Class A	37,761	3,047
Wal-Mart Stores Inc.	42,010	2,266
		71,998
Energy (9.3%)
Schlumberger Ltd.	306,939	25,630
Apache Corp.	127,260	15,173
Occidental Petroleum Corp.	69,136	6,782
EOG Resources Inc.	66,400	6,070
Cenovus Energy Inc.	115,300	3,862
National Oilwell Varco Inc.	51,170	3,441
		60,958
Financials (5.2%)
Progressive Corp.	711,080	14,129
* Berkshire Hathaway Inc. Class B	100,176	8,025
Goldman Sachs Group Inc.	35,548	5,978
* Markel Corp.	8,190	3,097
M&T Bank Corp.	31,730	2,762
		33,991
Health Care (12.7%)
Bristol-Myers Squibb Co.	369,800	9,792
Johnson & Johnson	155,180	9,598
* Agilent Technologies Inc.	198,250	8,214
* Edwards Lifesciences Corp.	93,970	7,597

	Teva Pharmaceutical Industries Ltd. ADR	132,747	6,920
*	Express Scripts Inc.	121,820	6,584
	Shire plc ADR	73,981	5,355
*	Illumina Inc.	80,617	5,106
*	Celgene Corp.	83,488	4,938
	Abbott Laboratories	91,316	4,375
*	Medco Health Solutions Inc.	70,670	4,330
*	Vertex Pharmaceuticals Inc.	113,207	3,966
	Techne Corp.	44,270	2,907
	Merck & Co. Inc.	63,330	2,282
*	Gilead Sciences Inc.	41,731	1,512
			83,476
Industrials (10.2%)
	Danaher Corp.	307,960	14,527
	United Parcel Service Inc. Class B	151,880	11,024
*	Stericycle Inc.	94,670	7,661
	Precision Castparts Corp.	48,347	6,730
	United Technologies Corp.	75,550	5,947
	Rockwell Automation Inc.	78,760	5,648
	Expeditors International of Washington Inc.	87,279	4,765
	Boeing Co.	72,945	4,760
	Deere & Co.	50,300	4,177
^	Ritchie Bros Auctioneers Inc.	86,710	1,999
			67,238
Information Technology (31.0%)
*	Apple Inc.	119,395	38,512
	Oracle Corp.	874,015	27,357
*	NetApp Inc.	318,539	17,507
*	F5 Networks Inc.	89,040	11,589
*	VMware Inc. Class A	125,109	11,123
	Microsoft Corp.	373,440	10,426
	International Business Machines Corp.	67,899	9,965
	Linear Technology Corp.	272,020	9,409
*	Google Inc. Class A	14,625	8,687
*	Cisco Systems Inc.	425,936	8,617
*	Baidu Inc./China ADR	82,534	7,967
*	Juniper Networks Inc.	206,039	7,607
	QUALCOMM Inc.	138,735	6,866
	Mastercard Inc. Class A	30,619	6,862
	Broadcom Corp. Class A	153,563	6,688
*	Salesforce.com Inc.	49,966	6,596
*	eBay Inc.	151,650	4,220
*,2 Mail.ru Group Ltd. GDR		42,356	1,525
*	Red Hat Inc.	31,029	1,416
*,^ Youku.com Inc. ADR		32,700	1,145
			204,084
Materials (1.8%)
	Monsanto Co.	121,510	8,462
	Praxair Inc.	37,230	3,554
			12,016
Telecommunication Services (1.0%)
*	American Tower Corp. Class A	131,777	6,805

Total Common Stocks (Cost $518,831)			635,475

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.1%)[1]
Money Market Fund (3.6%)
[3,4] Vanguard Market Liquidity Fund	0.211%		23,440,270	23,440

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.5%)
[5,6] Freddie Mac Discount Notes	0.250%	3/21/11	1,000	1,000
[5,6] Freddie Mac Discount Notes	0.271%	6/7/11	2,500	2,497
				3,497
Total Temporary Cash Investments (Cost $26,937)				26,937
Total Investments (100.7%) (Cost $545,768)				662,412
Other Assets and Liabilities-Net (-0.7%)[4]				(4,805)
Net Assets (100%)				657,607

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,063,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.3% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of this security represented 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $2,176,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $3,497,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Growth Equity Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2011	56	17,542	322

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

Growth Equity Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	633,950	1,525	—
Temporary Cash Investments	23,440	3,497	—
Futures Contracts—Liabilities[1]	(21)	—	—
Total	657,369	5,022	—
1 Represents variation margin on the last day of the reporting period.

E. At December 31, 2010, the cost of investment securities for tax purposes was $545,768,000. Net unrealized appreciation of investment securities for tax purposes was $116,644,000, consisting of unrealized gains of $128,273,000 on securities that had risen in value since their purchase and $11,629,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (98.0%)
Consumer Discretionary (13.5%)
* Bed Bath & Beyond Inc.	2,051,991	100,855
* Amazon.com Inc.	502,800	90,504
Whirlpool Corp.	919,300	81,661
* CarMax Inc.	1,917,600	61,133
Walt Disney Co.	1,281,100	48,054
* DIRECTV Class A	1,184,225	47,286
* Kohl's Corp.	856,900	46,564
TJX Cos. Inc.	1,005,100	44,616
Sony Corp. ADR	1,228,200	43,859
Mattel Inc.	994,600	25,293
Nordstrom Inc.	440,400	18,664
Lowe's Cos. Inc.	725,900	18,206
Target Corp.	283,800	17,065
Carnival Corp.	370,000	17,061
Best Buy Co. Inc.	442,600	15,177
Expedia Inc.	108,250	2,716
Chico's FAS Inc.	100,000	1,203
		679,917
Consumer Staples (1.8%)
Kellogg Co.	775,500	39,613
Procter & Gamble Co.	298,000	19,170
PepsiCo Inc.	234,400	15,313
Costco Wholesale Corp.	100,000	7,221
Sysco Corp.	197,700	5,813
Avon Products Inc.	88,500	2,572
		89,702
Energy (7.4%)
Schlumberger Ltd.	947,500	79,116
National Oilwell Varco Inc.	883,000	59,382
EOG Resources Inc.	502,000	45,888
* McDermott International Inc.	1,578,900	32,667
Cameco Corp.	780,000	31,496
Cabot Oil & Gas Corp.	623,200	23,588
Cenovus Energy Inc.	570,000	18,947
Noble Energy Inc.	200,000	17,216
Petroleo Brasileiro SA ADR Type A	416,100	14,218
Hess Corp.	160,000	12,246
Encana Corp.	290,000	8,445
* Exterran Holdings Inc.	250,000	5,988
* Transocean Ltd.	67,000	4,657
Peabody Energy Corp.	70,000	4,479
* Pride International Inc.	130,000	4,290
Murphy Oil Corp.	47,000	3,504
* Southwestern Energy Co.	50,000	1,872
Petroleo Brasileiro SA ADR	39,600	1,498
* Cameron International Corp.	23,500	1,192
Noble Corp.	20,000	715

* Seahawk Drilling Inc.	2,666	24
		371,428
Financials (5.3%)
Marsh & McLennan Cos. Inc.	4,638,000	126,803
* Berkshire Hathaway Inc. Class B	570,000	45,663
Chubb Corp.	600,000	35,784
Discover Financial Services	1,295,400	24,004
Wells Fargo & Co.	450,000	13,945
Progressive Corp.	600,000	11,922
Weyerhaeuser Co.	351,492	6,654
Bank of New York Mellon Corp.	100,000	3,020
		267,795
Health Care (20.1%)
* Amgen Inc.	3,600,000	197,640
Novartis AG ADR	2,356,000	138,886
Roche Holding AG	932,100	137,064
Eli Lilly & Co.	3,453,900	121,025
Medtronic Inc.	2,754,500	102,164
* Waters Corp.	950,294	73,847
* Biogen Idec Inc.	1,062,500	71,241
GlaxoSmithKline plc ADR	1,231,700	48,307
Johnson & Johnson	748,800	46,313
* Boston Scientific Corp.	4,849,400	36,710
Sanofi-Aventis SA ADR	608,200	19,602
* Illumina Inc.	163,900	10,382
* Dendreon Corp.	102,600	3,583
* Cerner Corp.	36,000	3,411
* Agilent Technologies Inc.	70,000	2,900
		1,013,075
Industrials (15.9%)
Southwest Airlines Co.	8,734,125	113,369
Boeing Co.	1,506,600	98,321
United Parcel Service Inc. Class B	1,189,950	86,367
Honeywell International Inc.	1,530,000	81,335
FedEx Corp.	709,200	65,963
Expeditors International of Washington Inc.	1,047,200	57,177
Rockwell Automation Inc.	454,000	32,556
Union Pacific Corp.	326,150	30,221
* Babcock & Wilcox Co.	1,179,050	30,172
Caterpillar Inc.	306,050	28,665
Norfolk Southern Corp.	419,600	26,359
* AMR Corp.	3,237,740	25,222
CH Robinson Worldwide Inc.	310,000	24,859
^ Ritchie Bros Auctioneers Inc.	1,035,000	23,857
SPX Corp.	270,000	19,302
Canadian Pacific Railway Ltd.	284,430	18,434
Cummins Inc.	105,700	11,628
Deere & Co.	99,000	8,222
Goodrich Corp.	89,600	7,891
Republic Services Inc. Class A	144,435	4,313
* Jacobs Engineering Group Inc.	40,000	1,834
* Chicago Bridge & Iron Co. NV	45,000	1,480
* Aecom Technology Corp.	50,000	1,398
		798,945
Information Technology (25.7%)
* Intuit Inc.	2,560,000	126,208

Oracle Corp.	3,655,800	114,427
* Google Inc. Class A	170,000	100,975
Texas Instruments Inc.	3,083,800	100,223
ASML Holding NV ADR	2,044,900	78,401
* EMC Corp.	3,221,000	73,761
* SanDisk Corp.	1,395,066	69,558
Telefonaktiebolaget LM Ericsson ADR	5,701,200	65,735
* Flextronics International Ltd.	7,925,000	62,211
* Electronic Arts Inc.	3,495,800	57,261
Altera Corp.	1,604,100	57,074
Microsoft Corp.	1,994,200	55,678
QUALCOMM Inc.	951,600	47,095
* Research In Motion Ltd.	686,300	39,895
* Symantec Corp.	2,263,500	37,891
Corning Inc.	1,756,300	33,932
Applied Materials Inc.	2,258,000	31,725
Intel Corp.	1,285,600	27,036
KLA-Tencor Corp.	445,100	17,199
* Motorola Inc.	1,764,000	15,999
Accenture plc Class A	298,900	14,494
* Adobe Systems Inc.	460,000	14,159
Hewlett-Packard Co.	277,000	11,662
* Cisco Systems Inc.	487,800	9,868
* eBay Inc.	304,600	8,477
* NVIDIA Corp.	550,000	8,470
Activision Blizzard Inc.	500,000	6,220
* Apple Inc.	17,000	5,483
* Yahoo! Inc.	150,000	2,494
Xilinx Inc.	37,300	1,081
		1,294,692
Materials (7.4%)
Potash Corp. of Saskatchewan Inc.	710,100	109,945
Monsanto Co.	1,401,950	97,632
Vulcan Materials Co.	1,573,700	69,809
Newmont Mining Corp.	440,000	27,029
Freeport-McMoRan Copper & Gold Inc.	195,700	23,502
Praxair Inc.	219,700	20,975
Domtar Corp.	147,400	11,191
FMC Corp.	71,254	5,692
International Paper Co.	100,000	2,724
* Crown Holdings Inc.	70,000	2,336
		370,835
Telecommunication Services (0.3%)
* Sprint Nextel Corp.	3,363,650	14,228

Utilities (0.6%)
Public Service Enterprise Group Inc.	378,400	12,037
Edison International	250,000	9,650
* AES Corp.	726,800	8,852
NextEra Energy Inc.	56,700	2,948
		33,487
Total Common Stocks (Cost $3,884,437)		4,934,104

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
[1,2] Vanguard Market Liquidity Fund (Cost
$118,637)	0.211%	118,637,000	118,637

Total Investments (100.4%) (Cost $4,003,074)			5,052,741
Other Assets and Liabilities-Net (-0.4%)[1]			(18,133)
Net Assets (100%)			5,034,608

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $11,398,000.
1 Includes $12,363,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

PRIMECAP Core Fund

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,797,040	137,064	—
Temporary Cash Investments	118,637	—	—
Total	4,915,677	137,064	—

D. At December 31, 2010, the cost of investment securities for tax purposes was $4,003,074,000. Net unrealized appreciation of investment securities for tax purposes was $1,049,667,000, consisting of unrealized gains of $1,229,551,000 on securities that had risen in value since their purchase and $179,884,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

VANGUARD FENWAY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 17, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.